Fees Summary	Apr. 21, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 616,544,493.00
Previously Paid Amount	0.00
Total Fee Amount	85,144.79
Total Offset Amount	0.00
Net Fee	85,144.79
Narrative - Max Aggregate Offering Price	$ 616,544,493.00
Narrative - Max Aggregate Offering Amount | shares	619,985,412
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true